Statutory Reserves and Restricted Net Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Regulated Operations [Abstract]
Appropriation Of After Tax Profit To Statutory Surplus Fund Required Minimum Percentage	10.00%
General reserve as a percentage of registered capital up to which after-tax profit shall be transferred	50.00%
Appropriations to statutory reserves	¥ 517	¥ 679	¥ 0
Total of restricted net assets of the Group's PRC subsidiaries, VIEs and VIEs' subsidiaries	¥ 1,509,111	¥ 1,508,594	¥ 1,475,551